Citi

Prudential Center, 800 Boylston St., 24th Floor

Boston, Massachusetts 02199

July 18, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (the “Registrant”)
File Nos. 033-87762, 811-08918 Filing pursuant to Rule 497(c)

Dear Sir or Madam:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectuses supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 16, 2018 (Accession No. 0001193125-18-218449), which is incorporated herein by reference.

Please feel free to contact the undersigned at 617-859-3437 if you have questions in connection with this filing.

Very truly yours,

/s/ Curtis Barnes
Curtis Barnes
Secretary to the Registrant

cc:	Don Felice – Stradley Ronon Stevens & Young, LLP
Colette Bergman – Hirtle, Callaghan & Co. LLC